Cabana Target Leading Sector Aggressive ETF SCHEDULE OF INVESTMENTS	July 31, 2023 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
EQUITY – 66.2%
Invesco Nasdaq 100 ETF	38,598	$6,095,783
iShares Core U.S. REIT ETF	170,180	9,004,224
Technology Select Sector SPDR Fund(a)	135,200	24,112,920
		39,212,927
FIXED INCOME – 33.7%
iShares 0-3 Month Treasury Bond ETF(b)	198,681	19,991,282
TOTAL EXCHANGE-TRADED FUNDS
(Cost $57,748,258)		59,204,209

SHORT-TERM INVESTMENTS – 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 5.18%(c)	123,059	123,059
TOTAL SHORT-TERM INVESTMENTS
(Cost $123,059)		123,059
TOTAL INVESTMENTS – 100.1%
(Cost $57,871,317)		59,327,268
Liabilities in Excess of Other Assets – (0.1%)		(34,445)
TOTAL NET ASSETS – 100.0%		$59,292,823

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ssga.com.
(b)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(c)	The rate is the annualized seven-day yield at period end.